Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Net unrealized gains (losses) on investments	¥ 0	¥ 0	¥ 0	¥ 0
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	23,591	(1,713)	54,025	(4,353)
Reclassification adjustment included in net income, tax	10	1,173	292	1,204
Debt valuation adjustments
Net unrealized gains (losses), tax	(31)	11	(25)	17
Reclassification adjustment included in net income, tax	1	3	2	6
Defined benefit pension plans
Net unrealized gains (losses), tax	45	(22)	81	24
Reclassification adjustment included in net income, tax	17	(34)	33	(74)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	3,827	1,996	27,143	(1,341)
Reclassification adjustment included in net income, tax	(3)	(113)	(12)	(267)
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	(3,069)	(51)	(4,707)	(64)
Reclassification adjustment included in net income, tax	¥ 399	¥ (394)	¥ (436)	¥ (593)